UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.5%
19,800	BorgWarner Inc.	$1,711,710

Household Durables - 4.9%
23,670	Black & Decker Corp.	2,049,112
23,190	Mohawk Industries Inc. *	2,087,332
74,800	Toll Brothers Inc. *	1,640,364

	Total Household Durables	5,776,808

Media - 3.0%
25,200	R.H. Donnelley Corp. *	1,575,756
160,000	Warner Music Group Corp.	1,982,400

	Total Media	3,558,156

Specialty Retail - 3.6%
53,950	Bed Bath & Beyond Inc. *	1,868,828
32,800	Sherwin-Williams Co.	2,285,832

	Total Specialty Retail	4,154,660

	TOTAL CONSUMER DISCRETIONARY	15,201,334

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
92,600	Casey’s General Stores Inc.	2,308,518

ENERGY - 10.0%
Energy Equipment & Services - 7.7%
29,400	Diamond Offshore Drilling Inc.	3,033,492
156,100	Input/Output Inc. *	2,224,425
63,790	Nabors Industries Ltd. *	1,865,220
33,950	Weatherford International Ltd. *	1,878,454

	Total Energy Equipment & Services	9,001,591

Oil, Gas & Consumable Fuels - 2.3%
57,610	Newfield Exploration Co. *	2,768,160

	TOTAL ENERGY	11,769,751

FINANCIALS - 16.0%
Capital Markets - 2.9%
13,385	Bear Stearns Cos. Inc.	1,622,530
29,000	Nuveen Investments Inc., Class A Shares	1,773,060

	Total Capital Markets	3,395,590

Commercial Banks - 2.9%
55,000	Commerce Bancorp Inc.	1,839,750
78,400	Umpqua Holdings Corp.	1,491,168

	Total Commercial Banks	3,330,918

Consumer Finance - 0.7%
49,350	Nelnet Inc., Class A Shares	853,755

Insurance - 6.4%
42,531	Allied World Assurance Holdings Ltd.	2,018,096
40,200	Cincinnati Financial Corp.	1,575,840
31,390	PartnerRe Ltd.	2,229,631
80,800	Progressive Corp.	1,695,184

	Total Insurance	7,518,751

Thrifts & Mortgage Finance - 3.1%
174,885	Hudson City Bancorp Inc.	2,137,095
44,900	PMI Group Inc.	1,529,743

	Total Thrifts & Mortgage Finance	3,666,838

	TOTAL FINANCIALS	18,765,852

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
HEALTH CARE - 13.1%
Biotechnology - 3.0%
72,400	ImClone Systems Inc. *	$2,381,960
34,200	Vertex Pharmaceuticals Inc. *	1,104,660

	Total Biotechnology	3,486,620

Health Care Providers & Services - 6.9%
25,650	Coventry Health Care Inc. *	1,431,526
46,400	LCA-Vision Inc.	1,647,664
50,800	Patterson Cos. Inc. *	1,822,196
60,330	Pediatrix Medical Group Inc. *	3,255,407

	Total Health Care Providers & Services	8,156,793

Pharmaceuticals - 3.2%
93,600	Elan Corp. PLC, ADR *	1,753,128
78,300	MGI Pharma Inc. *	1,959,849

	Total Pharmaceuticals	3,712,977

	TOTAL HEALTH CARE	15,356,390

INDUSTRIALS - 15.8%
Aerospace & Defense - 2.0%
24,100	L-3 Communications Holdings Inc.	2,351,196

Commercial Services & Supplies - 3.0%
29,700	Monster Worldwide Inc. *	1,155,033
56,540	R.R. Donnelley & Sons Co.	2,389,380

	Total Commercial Services & Supplies	3,544,413

Construction & Engineering - 1.2%
26,000	Shaw Group Inc. *	1,383,720

Electrical Equipment - 2.2%
50,900	Regal-Beloit Corp.	2,581,648

Machinery - 5.4%
59,500	AGCO Corp. *	2,286,585
20,000	Eaton Corp.	1,943,600
21,900	Parker Hannifin Corp.	2,161,092

	Total Machinery	6,391,277

Trading Companies & Distributors - 2.0%
43,000	WESCO International Inc. *	2,302,650

	TOTAL INDUSTRIALS	18,554,904

INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.7%
123,500	Comverse Technology Inc. *	2,379,845
173,300	Tellabs Inc. *	1,966,955

	Total Communications Equipment	4,346,800

Computers & Peripherals - 3.5%
154,700	Palm Inc. *	2,308,124
83,200	Western Digital Corp. *	1,776,320

	Total Computers & Peripherals	4,084,444

Electronic Equipment & Instruments - 1.6%
81,660	Insight Enterprises Inc. *	1,842,250

Internet Software & Services - 3.1%
39,800	Digital River Inc. *	1,791,398
64,000	VeriSign Inc. *	1,900,160

	Total Internet Software & Services	3,691,558

IT Services - 1.0%
23,367	Fidelity National Information Services Inc.	1,159,704

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 19.2% (continued)
Semiconductors & Semiconductor Equipment - 2.9%
31,000	Lam Research Corp. *	$1,793,040
225,928	LSI Corp. *	1,626,682

	Total Semiconductors & Semiconductor Equipment	3,419,722

Software - 3.4%
52,300	Business Objects SA, ADR *	2,353,500
67,300	Check Point Software Technologies Ltd. *	1,639,428

	Total Software	3,992,928

	TOTAL INFORMATION TECHNOLOGY	22,537,406

MATERIALS - 4.3%
Chemicals - 2.2%
38,500	Cytec Industries Inc.	2,579,115

Metals & Mining - 2.1%
73,300	Compass Minerals International Inc.	2,407,172

	TOTAL MATERIALS	4,986,287

UTILITIES - 5.5%
Electric Utilities - 2.7%
27,700	Integrys Energy Group Inc.	1,370,873
67,200	Pepco Holdings Inc.	1,819,104

	Total Electric Utilities	3,189,977

Multi-Utilities - 2.8%
36,700	SCANA Corp.	1,371,846
36,600	Sempra Energy	1,929,552

	Total Multi-Utilities	3,301,398

	TOTAL UTILITIES	6,491,375

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $106,518,998)	115,971,817

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
$185,000	Interest in $493,653,000 joint tri-party repurchase agreement dated 7/31/07 with Greenwich Capital Markets Inc., 5.290% due 8/1/07; Proceeds at maturity- $185,027; (Fully collateralized by various U.S. government agency obligations, 5.500% to 6.000% due 3/1/37 to 8/1/37; Market value - $188,701) (Cost - $185,000)	185,000

	TOTAL INVESTMENTS - 99.0% (Cost - $106,703,998#)	116,156,817
	Other Assets in Excess of Liabilities - 1.0%	1,127,140

	TOTAL NET ASSETS - 100.0%	$117,283,957

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Mid Cap Core Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,314,878
Gross unrealized depreciation	(5,862,059)

Net unrealized appreciation	$9,452,819

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007